Notes Payable (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes Payable (Textual)
Terminated date of consent order	Feb. 08, 2013
RDSI [Member]
Notes Payable (Textual)
Secured notes payable	2,700,000
Secured note payable principal payments monthly along with interest	34,000
Secured note payable fixed rate of interest	6.00%
Debt instrument maturity date	Jul. 20, 2015
Terminated date of consent order	Feb. 08, 2013
First Tennessee Bank [Member]
Notes Payable (Textual)
Secured notes payable	1,500,000
Secured note payable principal quarterly payments along with interest	187,000
Debt instrument maturity date	Oct. 31, 2013
State Bank common stock for secured note payable	300,000
Secured note payable description of LIBOR rate plus	Greater of the 3 Month LIBOR rate plus 3.75%, or 6.0%.
Tier 1 Capital to average assets ratio	7.50%
Debt instrument, covenant description	Tier 1 Capital to average assets ratio of 7.5 percent, a year-to-date return on assets (ROA) of 50 basis points and a nonperforming asset ratio (calculated as non-performing loans plus OREO divided by total loans plus OREO) of less than 2.25 percent
State Bank [Member]
Notes Payable (Textual)
Tier 1 Capital to average assets ratio	8.40%	8.00%
Debt instrument, covenant description	Tier 1 capital was 8.4 percent, year to date ROA was 102 basis points and the nonperforming asset ratio was 1.40 percent